[logo] PIONEER Investments(R)







                                                 March 2, 2007

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:       Pioneer Global High Yield Fund (the "Fund")
          (File Nos. 333-62166 and 811-10395)
          CIK No. 0001140157

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C prospectus, Class Y prospectus and multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 9 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0001140157-07-000004) on February 27, 2007.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes



cc:  Mr. Christopher P. Harvey








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."